Financial instruments and risk management (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments And Risk Management
Cash and cash equivalents	€ 7,700	€ 58,000
Short-term investments	€ 22,900	€ 14,800